UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21128
Legg Mason Partners Variable Equity Trust
(Exact name of registrant as specified in charter)
55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-451-2010
Date of fiscal year end: October 31
Date of reporting period: January 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS VARIABLE EQUITY TRUST
LEGG MASON PARTNERS VARIABLE DIVIDEND STRATEGY PORTFOLIO
FORM N-Q
JANUARY 31, 2008

Legg Mason Partners Variable Dividend Strategy Portfolio
Schedule of Investments (unaudited)
January 31, 2008

Shares	Security	Value

COMMON STOCKS — 97.3%
CONSUMER DISCRETIONARY — 3.9%
Hotels, Restaurants & Leisure — 1.1%
14,921	McDonald’s Corp.	$799,020

Household Durables — 0.4%
15,200	Leggett & Platt Inc.	289,104

Media — 0.9%
7,150	Cinemark Holdings Inc.	102,245
14,300	News Corp., Class B Shares	277,992
12,900	Regal Entertainment Group, Class A Shares	239,166
2,200	Thomson Corp.	78,188

	Total Media	697,591

Specialty Retail — 1.5%
42,800	Gap Inc.	818,336
8,199	Home Depot Inc.	251,463

	Total Specialty Retail	1,069,799

	TOTAL CONSUMER DISCRETIONARY	2,855,514

CONSUMER STAPLES — 12.4%
Beverages — 1.9%
13,209	Coca-Cola Co.	781,577
8,997	PepsiCo Inc.	613,505

	Total Beverages	1,395,082

Food & Staples Retailing — 2.6%
38,600	Wal-Mart Stores Inc.	1,963,968

Food Products — 4.7%
5,270	Cadbury Schweppes PLC, ADR	233,830
8,600	General Mills Inc.	469,646
5,800	H.J. Heinz Co.	246,848
42,021	Kraft Foods Inc., Class A Shares	1,229,534
6,700	Unilever NV	217,884
31,861	Unilever PLC, ADR	1,045,041

	Total Food Products	3,442,783

Household Products — 3.2%
24,106	Kimberly-Clark Corp.	1,582,559
11,400	Procter & Gamble Co.	751,830

	Total Household Products	2,334,389

	TOTAL CONSUMER STAPLES	9,136,222

ENERGY — 9.6%
Energy Equipment & Services — 0.3%
1,500	Schlumberger Ltd.	113,190
1,820	Weatherford International Ltd. *	112,494

	Total Energy Equipment & Services	225,684

Oil, Gas & Consumable Fuels — 9.3%
9,700	BP PLC, ADR	618,375
26,094	Chevron Corp.	2,204,943
38,442	Exxon Mobil Corp.	3,321,389
5,800	Newfield Exploration Co. *	289,304
1,450	SandRidge Energy Inc. *	44,123
5,908	Spectra Energy Corp.	134,939
4,410	Valero Energy Corp.	261,028

	Total Oil, Gas & Consumable Fuels	6,874,101

	TOTAL ENERGY	7,099,785

See Notes to Schedule of Investments.

Legg Mason Partners Variable Dividend Strategy Portfolio
Schedule of Investments (unaudited) (continued)
January 31, 2008

Shares	Security	Value

FINANCIALS — 17.2%
Capital Markets — 1.8%
9,971	Bank of New York Mellon Corp.	$464,948
11,200	Merrill Lynch & Co. Inc.	631,680
5,946	UBS AG	245,510

	Total Capital Markets	1,342,138

Commercial Banks — 1.7%
22,600	Wachovia Corp.	879,818
10,500	Wells Fargo & Co.	357,105

	Total Commercial Banks	1,236,923

Consumer Finance — 0.4%
5,900	American Express Co.	290,988

Diversified Financial Services — 5.2%
32,078	Bank of America Corp.	1,422,659
50,841	JPMorgan Chase & Co.	2,417,490

	Total Diversified Financial Services	3,840,149

Insurance — 3.7%
5,225	American International Group Inc.	288,211
25,742	Chubb Corp.	1,333,178
8,400	Hartford Financial Services Group Inc.	678,468
9,200	Travelers Cos. Inc.	442,520

	Total Insurance	2,742,377

Real Estate Investment Trusts (REITs) — 3.7%
85,700	Annaly Capital Management Inc.	1,690,004
16,300	Chimera Investment Corp.	312,145
6,200	LaSalle Hotel Properties	169,942
49,350	MFA Mortgage Investments Inc.	503,370

	Total Real Estate Investment Trusts (REITs)	2,675,461

Thrifts & Mortgage Finance — 0.7%
5,900	Freddie Mac	179,301
21,700	Hudson City Bancorp Inc.	355,446

	Total Thrifts & Mortgage Finance	534,747

	TOTAL FINANCIALS	12,662,783

HEALTH CARE — 12.7%
Health Care Equipment & Supplies — 1.7%
18,720	Baxter International Inc.	1,137,053
2,200	Medtronic Inc.	102,454

	Total Health Care Equipment & Supplies	1,239,507

Pharmaceuticals — 11.0%
35,656	Abbott Laboratories	2,007,433
4,500	Bristol-Myers Squibb Co.	104,355
4,495	Eli Lilly & Co.	231,582
13,976	GlaxoSmithKline PLC, ADR	662,183
32,650	Johnson & Johnson	2,065,439
5,200	Merck & Co. Inc.	240,656
9,400	Novartis AG, ADR	475,734
59,527	Pfizer Inc.	1,392,337
24,105	Wyeth	959,379

	Total Pharmaceuticals	8,139,098

	TOTAL HEALTH CARE	9,378,605

INDUSTRIALS — 16.5%
Aerospace & Defense — 5.7%
34,182	Honeywell International Inc.	2,019,131
12,800	Raytheon Co.	833,792
See Notes to Schedule of Investments.

Legg Mason Partners Variable Dividend Strategy Portfolio
Schedule of Investments (unaudited) (continued)
January 31, 2008

Shares	Security	Value

Aerospace & Defense — 5.7% (continued)
17,800	United Technologies Corp.	$1,306,698

	Total Aerospace & Defense	4,159,621

Air Freight & Logistics — 0.5%
4,890	United Parcel Service Inc., Class B Shares	357,752

Commercial Services & Supplies — 1.8%
2,200	Pitney Bowes Inc.	80,740
14,100	R.R. Donnelley & Sons Co.	491,949
24,200	Waste Management Inc.	785,048

	Total Commercial Services & Supplies	1,357,737

Electrical Equipment — 3.4%
39,920	Emerson Electric Co.	2,029,533
10,300	Hubbell Inc., Class B Shares	491,104

	Total Electrical Equipment	2,520,637

Industrial Conglomerates — 4.7%
5,980	3M Co.	476,307
79,325	General Electric Co.	2,808,898
4,275	Tyco International Ltd.	168,264

	Total Industrial Conglomerates	3,453,469

Machinery — 0.4%
7,700	Dover Corp.	310,772

	TOTAL INDUSTRIALS	12,159,988

INFORMATION TECHNOLOGY —10.4%
Communications Equipment — 1.0%
22,500	Motorola Inc.	259,425
5,200	Nokia Oyj, ADR	192,140
5,900	QUALCOMM Inc.	250,278

	Total Communications Equipment	701,843

Computers & Peripherals — 1.8%
12,600	International Business Machines Corp.	1,352,484

Electronic Equipment & Instruments — 0.3%
5,175	Tyco Electronics Ltd.	174,967

IT Services — 1.0%
18,500	Automatic Data Processing Inc.	750,545

Semiconductors & Semiconductor Equipment — 3.2%
25,940	Intel Corp.	549,928
27,600	Linear Technology Corp.	763,692
4,800	Microchip Technology Inc.	153,168
97,953	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	909,004

	Total Semiconductors & Semiconductor Equipment	2,375,792

Software — 3.1%
69,621	Microsoft Corp.	2,269,644

	TOTAL INFORMATION TECHNOLOGY	7,625,275

MATERIALS — 8.1%
Chemicals — 4.8%
4,400	Cytec Industries Inc.	249,084
21,955	Dow Chemical Co.	848,780
43,950	E.I. du Pont de Nemours & Co.	1,985,661
6,660	PPG Industries Inc.	440,160

	Total Chemicals	3,523,685

Metals & Mining — 1.5%
32,844	Alcoa Inc.	1,087,137

See Notes to Schedule of Investments.

     Legg Mason Partners Variable Dividend Strategy Portfolio
     Schedule of Investments (unaudited) (continued)
January 31, 2008

Shares	Security	Value

Paper & Forest Products — 1.8%
19,688	Weyerhaeuser Co.	$1,333,271

	TOTAL MATERIALS	5,944,093

TELECOMMUNICATION SERVICES — 5.6%
Diversified Telecommunication Services — 3.6%
15,400	AT&T Inc.	592,746
4,500	Embarq Corp.	203,850
44,689	Verizon Communications Inc.	1,735,721
11,200	Windstream Corp.	130,032

	Total Diversified Telecommunication Services	2,662,349

Wireless Telecommunication Service — 2.0%
41,787	Vodafone Group PLC, ADR	1,454,187

	TOTAL TELECOMMUNICATION SERVICES	4,116,536

UTILITIES — 0.9%
Electric Utilities — 0.5%
5,300	FPL Group Inc.	341,744

Multi-Utilities — 0.4%
16,400	NiSource Inc.	311,436

	TOTAL UTILITIES	653,180

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT
	(Cost — $60,776,312)	71,631,981

Face
Amount

SHORT-TERM INVESTMENT — 2.7%
Repurchase Agreement — 2.7%
$1,948,000	Interest in $906,871,000 joint tri-party repurchase agreement dated 1/31/08 with Greenwich Capital Markets Inc., 2.850% due 2/1/08; Proceeds at maturity — $1,948,154; (Fully collateralized by various U.S. government agency obligations, 3.250% to 6.210% due 5/15/08 to 8/6/38; Market value — $1,986,963) (Cost — $1,948,000)	1,948,000

	TOTAL INVESTMENTS — 100.0% (Cost — $62,724,312#)	73,579,981
	Other Assets in Excess of Liabilities — 0.0%	31,337

	TOTAL NET ASSETS — 100.0%	$73,611,318

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.
Abbreviations used in this schedule:
ADR — American Depositary Receipt
See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)
1. Organization and Significant Accounting Policies
Legg Mason Partners Variable Dividend Strategy Portfolio (the “Fund”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the“ 1940 Act”), as an open-end management investment company.
Shares of the Fund may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.
The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Fair valuing of securities may also be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American depository receipts (ADRs) and futures contracts. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.
(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.
(c) Security Transactions. Security transactions are accounted for on a trade date basis.
2. Investments
At January 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$12,868,214
Gross unrealized depreciation	(2,012,545)

Net unrealized appreciation	$10,855,669

ITEM 2. CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.
ITEM 3. EXHIBITS.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Legg Mason Partners Variable Equity Trust

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer
Date: March 26, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer
Date: March 26, 2008

By	/s/ Kaprel Ozsolak

Kaprel Ozsolak
Chief Financial Officer
Date: March 26, 2008